Current Assets - Trade and Other Receivables, Net - Schedule of Current Assets - Trade and Other Receivables, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets - Trade and Other Receivables, Net [Abstract]
Trade receivables	$ 752,584	$ 664,315
Other receivables	196,641	313,263
Trade and other receivables, net	$ 949,225	$ 977,578